OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

February 24, 2010

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Oppenheimer Small- & Mid- Cap Value Fund

           Post-Effective Amendment No. 65 under the Securities Act

           and Amendment No. 67 under the Investment Company Act

           File Nos. 33-15489; 811-5225

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is transmitted herewith pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended (the "Investment Company Act"), on behalf of Oppenheimer Small- & Mid- Cap Value Fund (the “Fund”). This filing constitutes Post-Effective Amendment No. 65 under the Securities Act and Amendment No. 67 under the Investment Company Act (the “Amendment”) to the Fund's Registration Statement on Form N-1A (the “Registration Statement”).

This filing is being made to include the (i) audited financial statements of the Fund for the fiscal year ended October 31, 2009, together with a copy of a signed Independent Registered Public Accounting Firm's consent, and (ii) non-material changes permitted by Rule 485(b) under the Securities Act. The Amendment has been tagged to indicate changes from Post-Effective Amendment No. 63 to the Registration Statement, which was filed with the Commission on February 27, 2009.

On December 18, 2009, the Fund filed an amendment under Rule 485(a) for the purpose of complying with Release 33-8998 and related amendments to Form N-1A. Today's filing incorporates all comments received thus far from Securities and Exchange Commission ("Commission") staff on recent Oppenheimer funds’ N-1A filings, including Oppenheimer Gold & Special Minerals Fund (File No. 811-03694), and our responses thereto as described in the response letter filed with the Commission on October 16, 2009 and telephone conference calls with Commission staff on November 19 and December 14, 2009, concerning Oppenheimer funds' compliance with the new rules.

Pursuant to Rule 485(b)(4) under the Securities Act, the undersigned counsel, who prepared or reviewed the Amendment, hereby represents to the Commission that, to our knowledge, the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485. This filing is intended to become effective under Rule 485(b) on February 26, 2010, as indicated on the facing page.

     The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:

Nancy S. Vann, Esq.
Vice President & Associate Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008
212-323-5089
nvann@oppenheimerfunds.com

Sincerely,

/s/Kathleen T. Ives

Kathleen T. Ives

Vice President and Deputy General Counsel

303-768-3331

kives@oppenheimerfunds.com

cc:     Nancy Vann

          Taylor Edwards

          Carlos Santiago

          Jemimah Tacadena

          Gloria LaFond

          Kramer Levin Naftalis & Frankel LLP